Average Annual Total Returns	12 Months Ended										60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.36%										11.22%	7.34%
Upright Assets Allocation Plus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.33%										11.00%	7.20%
Upright Assets Allocation Plus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.42%										8.81%	5.82%
Upright Assets Allocation Plus Fund | Dow Jones Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	11.43%										6.64%	7.89%
Upright Assets Allocation Plus Fund | Bloomberg Barclays Index
Prospectus [Line Items]
Average Annual Return, Percent	6.88%										(0.59%)	1.82%
Upright Assets Allocation Plus Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%	14.62%
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.36%	25.67%	24.63%	(41.03%)	48.33%	44.51%	0.14%	(26.93%)	(0.50%)
Upright Growth & Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	32.37%										18.78%	12.82%
Upright Growth & Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.37%										18.52%	12.56%
Upright Growth & Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.16%										15.14%	10.43%
Upright Growth & Income Fund | Dow Jones Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	11.43%										6.64%	7.89%
Upright Growth & Income Fund | Bloomberg Barclays Index
Prospectus [Line Items]
Average Annual Return, Percent	6.88%										(0.59%)	1.82%
Upright Growth & Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%	14.62%
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	32.37%	47.53%	32.49%	(41.88%)	57.51%	47.88%	0.40%	(22.66%)	(0.70%)
Upright Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.91%										9.16%		4.47%
Upright Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.64%										7.80%		3.22%
Upright Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.95%										6.84%		3.15%
Upright Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%		14.81%
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.91%	30.23%	14.92%	(45.57%)	57.60%	108.70%	7.48%	(47.93%)	(17.20%)	3.72%